NET REVENUE - Additional Information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenue that was included in contract liability balance at beginning of period	$ 57,567.1	$ 51,578.4	$ 69,598.3
Refund liabilities	$ 79,293.4	$ 63,185.2